Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2017
Redeemable non-controlling interests

The redeemable noncontrolling interests for the years ended December 31, 2016 and 2017 are summarized below:

RMB
Balance at December 31, 2016	—

Issuance	635,795
Accretion	13,451

Balance at December 31, 2017	649,246

Balance at December 31, 2017 in US$	99,787